DESCRIPTION OF BUSINESS AND ACCOUNTING POLICIES - Revenue Recognitiont (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Impairment loss		$ 0	$ 0	$ 0
Revenue Recognition
Number of days of guarantee on home sales	90 days	90 days